PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Minimum Quarterly Distribution (Details)	12 Months Ended
Dec. 31, 2014 $ / shares
Equity [Abstract]
Minimum quarterly distributions (in dollars per share)	$ 0.40
Minimum annual distributions (in dollars per share)	$ 1.60